UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 97.3%
Australia 7.7%
AGL Energy Ltd.	11,060	155,763
ALS Ltd.	7,849	53,389
Alumina Ltd.*	53,183	58,975
Amcor Ltd.	22,671	218,590
AMP Ltd.	57,744	267,105
APA Group	17,114	102,072
Asciano Group	18,788	90,649
ASX Ltd.	3,742	125,236
Aurizon Holdings Ltd.	39,121	186,900
Australia & New Zealand Banking Group Ltd.	53,554	1,645,884
Bank of Queensland Ltd.	6,056	72,333
Bendigo & Adelaide Bank Ltd.	8,344	88,264
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	62,379	2,111,919
Boral Ltd.	16,114	84,499
Brambles Ltd.	30,536	262,394
Caltex Australia Ltd.	2,658	54,594
CFS Retail Property Trust (REIT)	43,242	75,815
Coca-Cola Amatil Ltd.	10,776	110,271
Cochlear Ltd.	1,126	59,549
Commonwealth Bank of Australia	31,532	2,269,827
Computershare Ltd.	9,602	107,821
Crown Resorts Ltd.	7,706	118,916
CSL Ltd.	9,451	609,901
Dexus Property Group (REIT)	99,431	97,762
Echo Entertainment Group Ltd.	15,289	34,762
Federation Centres Ltd. (REIT)	29,096	63,698
Flight Centre Travel Group Ltd.	1,097	53,436
Fortescue Metals Group Ltd.	31,550	154,549
Goodman Group (REIT)	35,025	153,709
GPT Group (REIT)	33,036	112,150
Harvey Norman Holdings Ltd.	9,986	30,582
Iluka Resources Ltd.	7,558	69,519
Incitec Pivot Ltd.	33,012	90,692
Insurance Australia Group Ltd.	45,635	236,182
Leighton Holdings Ltd.	3,437	67,320
Lend Lease Group	11,321	124,502
Macquarie Group Ltd.	5,483	295,735
Metcash Ltd.	17,492	42,504
Mirvac Group (REIT) (Units)	74,656	117,742
National Australia Bank Ltd.	45,879	1,512,066
Newcrest Mining Ltd.*	15,548	142,920
Orica Ltd.	7,485	151,970
Origin Energy Ltd.	21,585	286,202
Qantas Airways Ltd.*	24,002	24,643
QBE Insurance Group Ltd.	24,270	288,756
Ramsay Health Care Ltd.	2,601	116,136
REA Group Ltd.	1,022	46,228
Rio Tinto Ltd.	8,547	505,545
Santos Ltd.	19,175	240,187
Seek Ltd.	6,540	106,666
Sonic Healthcare Ltd.	7,105	113,856
SP AusNet	32,151	39,071
Stockland (REIT) (Units)	44,776	155,780
Suncorp Group Ltd.	24,427	291,695
Sydney Airport	22,835	88,986
TABCORP Holdings Ltd.	15,520	49,182
Tatts Group Ltd.	28,582	76,909
Telstra Corp., Ltd.	84,082	396,610
Toll Holdings Ltd.	15,344	74,043
Transurban Group	27,086	182,423
Treasury Wine Estates Ltd.	12,779	41,857
Wesfarmers Ltd.	22,246	850,220
Westfield Group (REIT) (Units)	38,762	368,629
Westfield Retail Trust (REIT)	58,782	162,485
Westpac Banking Corp.	60,674	1,945,879
Woodside Petroleum Ltd.	12,969	469,483
Woolworths Ltd.	24,448	810,210
WorleyParsons Ltd.	3,848	54,056

(Cost $9,275,435)		20,268,203
Austria 0.3%
Andritz AG	1,515	93,704
Erste Group Bank AG	5,251	179,740
Immofinanz AG*	17,806	83,276
OMV AG	3,012	136,793
Raiffeisen Bank International AG	2,343	78,289
Telekom Austria AG	4,279	42,458
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	36,842
Voestalpine AG	2,325	102,479

(Cost $572,133)		753,581
Belgium 1.2%
Ageas	4,476	199,615
Anheuser-Busch InBev NV	15,726	1,652,947
Belgacom SA	3,010	94,466
Colruyt SA	1,494	82,479
Delhaize Group SA	1,937	141,942
Groupe Bruxelles Lambert SA	1,538	153,676
KBC GROEP NV	4,877	300,538
Solvay SA	1,146	180,124
Telenet Group Holding NV	1,206	74,324
UCB SA	2,101	168,462
Umicore SA	2,266	115,684

(Cost $1,761,753)		3,164,257
Bermuda 0.1%
Seadrill Ltd. (Cost $139,315)	7,430	262,279
Channel Islands 0.1%
Randgold Resources Ltd.	1,789	134,174
Resolution Ltd.	28,687	143,038

(Cost $255,086)		277,212
Denmark 1.3%
A P Moller-Maersk AS "A"	11	127,150
A P Moller-Maersk AS "B"	26	312,581
Carlsberg AS "B"	2,099	209,167
Coloplast AS "B"	2,236	181,184
Danske Bank AS	12,689	353,831
DSV AS	3,578	115,617
Novo Nordisk AS ''B"	38,984	1,778,432
Novozymes AS "B"	4,412	194,265
TDC AS	15,356	141,928
Tryg AS	389	38,467
William Demant Holding AS*	400	34,265

(Cost $803,375)		3,486,887
Finland 0.9%
Elisa Oyj	2,821	81,234
Fortum Oyj	8,606	195,646
Kone Oyj "B"	6,132	257,527
Metso Corp. (a)	2,648	86,546
Neste Oil Oyj	2,592	52,846
Nokia Oyj*	73,840	543,667
Nokian Renkaat Oyj	2,128	86,237
Orion Oyj "B" (a)	1,913	57,797
Pohjola Bank PLC "A"	2,751	61,241
Sampo Oyj "A"	8,754	454,810
Stora Enso Oyj "R"	11,020	118,042
UPM-Kymmene Oyj	10,270	175,868
Wartsila Oyj	3,601	196,225

(Cost $1,595,449)		2,367,686
France 9.9%
Accor SA	3,018	154,705
Aeroports de Paris	621	77,472
Air Liquide SA	6,013	815,606
Airbus Group NV	11,447	820,913
Alcatel-Lucent*	53,034	209,551
Alstom SA	4,123	112,761
Arkema	1,193	135,322
AtoS	1,296	117,275
AXA SA	35,019	911,778
BNP Paribas SA	19,472	1,505,308
Bouygues SA	3,712	155,144
Bureau Veritas SA	4,472	137,077
Cap Gemini	2,777	210,550
Carrefour SA	12,186	472,220
Casino Guichard-Perrachon SA	1,070	127,543
CGG*	3,135	50,358
Christian Dior SA	1,058	203,968
Cie Generale des Etablissements Michelin	3,684	461,465
CNP Assurances	3,405	72,155
Compagnie de Saint-Gobain	7,947	481,136
Credit Agricole SA*	19,531	308,452
DANONE SA	10,965	775,589
Dassault Systemes SA	1,200	140,656
Edenred (a)	3,855	121,066
Electricite de France SA	4,720	186,920
Essilor International SA	4,031	407,326
Eurazeo SA	626	56,318
Eutelsat Communications	2,922	99,308
Fonciere des Regions (REIT)	594	55,012
GDF Suez	26,191	717,686
Gecina SA (REIT)	434	57,729
Groupe Eurotunnel SA (Registered)	11,088	141,666
Icade (REIT)	726	71,895
Iliad SA	518	149,464
Imerys SA	716	63,651
JC Decaux SA	1,281	56,098
Kering	1,497	305,754
Klepierre (REIT)	2,068	92,614
L'Oreal SA	4,781	788,747
Lafarge SA	3,556	278,737
Lagardere SCA	2,201	87,487
Legrand SA	5,242	325,983
LVMH Moet Hennessy Louis Vuitton SA	5,018	913,486
Natixis	18,355	134,900
Orange SA	36,565	540,717
Pernod-Ricard SA	4,201	489,438
Publicis Groupe	3,549	320,985
Remy Cointreau SA	483	38,799
Renault SA	3,789	369,155
Rexel SA	4,465	117,213
Safran SA	5,136	356,195
Sanofi	23,371	2,442,270
Schneider Electric SA (b)	350	31,028
Schneider Electric SA (b)	10,338	919,114
SCOR SE	3,049	106,836
Societe BIC SA	528	69,385
Societe Generale	13,929	859,853
Sodexo (a)	1,817	190,753
Suez Environnement Co.	5,361	108,917
Technip SA	2,007	207,220
Thales SA	1,813	120,365
Total SA	41,844	2,748,311
Unibail-Rodamco SE (REIT) (b)	1,790	465,426
Unibail-Rodamco SE (REIT) (b)	70	18,178
Valeo SA	1,457	205,520
Vallourec SA	2,033	110,514
Veolia Environnement	7,102	140,844
Vinci SA	9,362	697,591
Vivendi SA	23,213	647,570
Wendel	650	101,120
Zodiac Aerospace	3,540	125,066

(Cost $15,680,741)		26,117,234
Germany 8.6%
Adidas AG	4,146	449,165
Allianz SE (Registered)	8,942	1,511,191
Axel Springer SE	803	51,431
BASF SE	17,938	1,993,569
Bayer AG (Registered)	16,180	2,188,129
Bayerische Motoren Werke (BMW) AG	6,473	817,102
Beiersdorf AG	1,947	189,882
Brenntag AG	1,046	194,240
Celesio AG	890	30,417
Commerzbank AG*	18,927	348,225
Continental AG	2,114	506,572
Daimler AG (Registered)	18,832	1,779,718
Deutsche Bank AG (Registered) (c)	19,883	889,381
Deutsche Boerse AG	3,796	302,080
Deutsche Lufthansa AG (Registered)*	4,115	107,785
Deutsche Post AG (Registered)	17,724	658,387
Deutsche Telekom AG (Registered)	56,371	911,782
Deutsche Wohnen AG (Bearer)	5,865	125,814
E.ON AG	35,537	694,647
Fraport AG	738	55,191
Fresenius Medical Care AG & Co. KGaA	4,269	297,835
Fresenius SE & Co. KGaA	2,462	385,254
GEA Group AG	3,509	160,367
Hannover Rueck SE	1,250	111,797
HeidelbergCement AG	2,627	225,109
Henkel AG & Co. KGaA (a)	2,538	255,122
Hochtief AG	611	55,517
Hugo Boss AG	646	86,034
Infineon Technologies AG	21,015	250,740
K+S AG (Registered)	3,529	115,914
Lanxess AG	1,728	130,358
Linde AG	3,614	723,401
MAN SE	750	95,571
Merck KGaA	1,258	211,824
Metro AG	2,567	104,879
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,547	774,902
OSRAM Licht AG*	1,615	104,886
ProSiebenSat.1 Media AG (Registered)	4,158	190,691
RWE AG	9,639	391,097
SAP AG	17,979	1,455,287
Siemens AG (Registered)	15,510	2,087,304
Sky Deutschland AG*	8,674	74,798
Suedzucker AG	1,608	45,853
Telefonica Deutschland Holding AG	5,708	45,495
ThyssenKrupp AG*	8,988	241,286
United Internet AG (Registered)	2,171	101,933
Volkswagen AG	601	152,331

(Cost $11,489,497)		22,680,293
Hong Kong 2.5%
AIA Group Ltd.	234,481	1,114,054
ASM Pacific Technology Ltd. (a)	4,900	47,885
Bank of East Asia Ltd.	25,156	98,557
BOC Hong Kong (Holdings) Ltd.	72,821	207,431
Cathay Pacific Airways Ltd.	24,000	44,719
Cheung Kong (Holdings) Ltd.	27,000	448,286
Cheung Kong Infrastructure Holdings Ltd.	12,000	76,976
CLP Holdings Ltd.	35,274	266,560
First Pacific Co., Ltd.	50,544	50,350
Galaxy Entertainment Group Ltd.*	41,497	362,683
Hang Lung Properties Ltd.	46,000	132,068
Hang Seng Bank Ltd.	15,000	238,905
Henderson Land Development Co., Ltd.	21,511	126,036
HKT Trust & HKT Ltd.	44,000	46,360
Hong Kong & China Gas Co., Ltd.	113,597	248,205
Hong Kong Exchanges & Clearing Ltd.	21,539	326,759
Hopewell Holdings Ltd.	11,000	37,810
Hutchison Whampoa Ltd.	41,100	546,158
Hysan Development Co., Ltd.	12,773	55,590
Kerry Properties Ltd.	12,932	43,273
Li & Fung Ltd.	118,240	175,288
Link (REIT)	42,653	210,453
MGM China Holdings Ltd.	19,097	67,406
MTR Corp., Ltd.	29,408	109,122
New World Development Co., Ltd.	78,967	79,464
Noble Group Ltd.	85,891	81,275
NWS Holdings Ltd.	30,197	51,165
PCCW Ltd.	83,200	41,570
Power Assets Holdings Ltd.	27,000	234,560
Shangri-La Asia Ltd.	31,540	51,797
Sino Land Co., Ltd.	59,639	88,015
SJM Holdings Ltd.	37,337	105,355
Sun Hung Kai Properties Ltd.	31,364	384,577
Swire Pacific Ltd. "A"	13,000	151,593
Swire Properties Ltd.	24,600	70,638
Wharf Holdings Ltd.	29,750	190,462
Wheelock & Co., Ltd.	19,000	74,390
Yue Yuen Industrial (Holdings) Ltd.	15,000	49,038

(Cost $3,794,169)		6,734,833
Ireland 0.7%
Bank of Ireland*	449,694	191,231
CRH PLC (b)	3,468	97,033
CRH PLC (b)	10,688	297,964
Experian PLC	19,866	358,333
James Hardie Industries SE (CDI)	9,160	121,824
Kerry Group PLC "A" (b)	2,749	208,879
Kerry Group PLC "A" (b)	47	3,587
Ryanair Holdings PLC*	3,380	35,491
Shire PLC	11,475	564,651

(Cost $766,408)		1,878,993
Israel 0.5%
Bank Hapoalim BM	19,995	114,083
Bank Leumi Le-Israel BM*	23,497	91,742
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	67,013
Delek Group Ltd.	81	32,350
Israel Chemicals Ltd.	9,199	80,412
Mizrahi Tefahot Bank Ltd.	2,751	37,638
NICE Systems Ltd.	1,164	51,893
Teva Pharmaceutical Industries Ltd.	16,657	878,385
The Israel Corp., Ltd.*	52	29,012

(Cost $1,347,355)		1,382,528
Italy 2.4%
Assicurazioni Generali SpA	22,669	505,871
Atlantia SpA	7,120	183,328
Banca Monte dei Paschi di Siena SpA*	130,960	47,798
Enel Green Power SpA	34,817	97,848
Enel SpA	128,545	728,373
Eni SpA	49,659	1,247,068
EXOR SpA	2,004	90,059
Fiat SpA*	16,183	188,344
Finmeccanica SpA*	8,045	79,691
Intesa Sanpaolo	227,236	771,661
Luxottica Group SpA	3,389	195,972
Mediobanca SpA*	10,243	117,333
Pirelli & C. SpA	4,697	73,801
Prysmian SpA	4,039	100,789
Saipem SpA	5,396	131,841
Snam SpA	39,443	231,086
Telecom Italia SpA	188,213	222,202
Telecom Italia SpA (RSP)	127,202	119,146
Terna - Rete Elettrica Nationale SpA	30,470	163,285
UBI Banca - Unione di Banche Italiane ScpA	17,061	161,101
UniCredit SpA	84,731	775,642
UnipolSai SpA*	17,875	68,571

(Cost $4,759,540)		6,300,810
Japan 19.3%
ABC-Mart, Inc.	500	21,668
Acom Co., Ltd.*	8,100	25,849
Advantest Corp.	3,000	32,263
Aeon Co., Ltd.	11,600	130,600
AEON Financial Service Co., Ltd.	1,830	41,191
AEON Mall Co., Ltd.	2,100	53,885
Air Water, Inc.	2,553	35,269
Aisin Seiki Co., Ltd.	3,700	133,268
Ajinomoto Co., Inc.	11,000	157,575
Alfresa Holdings Corp.	800	52,066
Amada Co., Ltd.	7,000	49,150
ANA Holdings, Inc.	23,000	49,803
Aozora Bank Ltd.	20,000	56,921
Asahi Glass Co., Ltd.	21,000	121,562
Asahi Group Holdings Ltd.	7,500	210,394
Asahi Kasei Corp.	25,000	169,732
ASICS Corp.	3,300	64,736
Astellas Pharma, Inc.	42,500	503,476
Benesse Holdings, Inc.	1,500	57,242
Bridgestone Corp.	12,800	453,301
Brother Industries Ltd.	4,700	65,942
Calbee, Inc.	1,200	28,320
Canon, Inc.	22,000	680,857
Casio Computer Co., Ltd.	4,400	51,967
Central Japan Railway Co.	2,800	328,088
Chiyoda Corp.	3,065	39,827
Chubu Electric Power Co., Inc.*	12,400	145,687
Chugai Pharmaceutical Co., Ltd.	4,200	107,096
Chugoku Electric Power Co., Inc.	5,900	82,092
Citizen Holdings Co., Ltd.	5,400	40,574
Coca-Cola West Co., Ltd.	1,100	19,176
Credit Saison Co., Ltd.	2,900	57,594
Dai Nippon Printing Co., Ltd.	11,000	105,278
Dai-ichi Life Insurance Co., Ltd.	15,800	229,166
Daicel Corp.	6,000	49,552
Daido Steel Co., Ltd.	6,000	29,937
Daihatsu Motor Co., Ltd.	3,500	61,740
Daiichi Sankyo Co., Ltd. (a)	13,200	222,035
Daikin Industries Ltd.	4,600	257,241
Dainippon Sumitomo Pharma Co., Ltd.	3,100	49,180
Daito Trust Construction Co., Ltd.	1,400	129,355
Daiwa House Industry Co., Ltd.	12,000	203,158
Daiwa Securities Group, Inc.	33,000	286,615
DeNA Co., Ltd.	2,100	37,870
Denso Corp.	9,600	459,610
Dentsu, Inc.	4,300	162,844
Don Quijote Holdings Co., Ltd.	1,100	56,736
East Japan Railway Co.	6,339	466,706
Eisai Co., Ltd.	5,100	198,360
Electric Power Development Co., Ltd.	2,400	67,699
FamilyMart Co., Ltd.	1,200	52,674
FANUC Corp.	3,700	651,469
Fast Retailing Co., Ltd.	1,000	362,013
Fuji Electric Co., Ltd.	11,000	49,020
Fuji Heavy Industries Ltd.	11,582	312,679
Fujifilm Holdings Corp.	8,700	233,177
Fujitsu Ltd.	36,000	217,310
Fukuoka Financial Group, Inc.	16,000	65,650
Gree, Inc.	2,340	25,782
GungHo Online Entertainment, Inc. (a)	7,000	38,117
Hakuhodo Dy Holdings, Inc.	4,800	33,417
Hamamatsu Photonics KK	1,478	66,923
Hankyu Hanshin Holdings, Inc.	23,000	125,133
Hino Motors Ltd.	5,000	74,018
Hirose Electric Co., Ltd.	600	82,308
Hisamitsu Pharmaceutical Co., Inc.	1,100	49,611
Hitachi Chemical Co., Ltd.	2,100	28,541
Hitachi Construction Machinery Co., Ltd.	2,100	40,389
Hitachi High-Technologies Corp.	1,300	30,224
Hitachi Ltd.	93,000	685,084
Hitachi Metals Ltd.	4,000	56,802
Hokkaido Electric Power Co., Inc.*	3,700	31,236
Hokuhoku Financial Group, Inc.	24,000	45,997
Hokuriku Electric Power Co.	3,300	42,917
Honda Motor Co., Ltd.	31,700	1,114,601
Hoya Corp.	8,500	265,753
Hulic Co., Ltd.	5,600	76,504
IBIDEN Co., Ltd.	2,200	43,250
Idemitsu Kosan Co., Ltd.	1,600	32,949
IHI Corp.	27,000	113,351
Iida Group Holdings Co., Ltd.	2,600	36,139
INPEX Corp.	17,100	221,462
Isetan Mitsukoshi Holdings Ltd.	7,120	88,563
Isuzu Motors Ltd.	24,000	138,905
Itochu Corp. (a)	29,600	345,289
Itochu Techno-Solutions Corp.	500	21,126
J. Front Retailing Co., Ltd.	10,000	69,333
Japan Airlines Co., Ltd.	1,200	58,992
Japan Exchange Group, Inc.	5,000	121,729
Japan Petroleum Exploration Co., Ltd.	600	19,934
Japan Prime Realty Investment Corp. (REIT)	16	51,737
Japan Real Estate Investment Corp. (REIT)	24	120,368
Japan Retail Fund Investment Corp. (REIT)	48	94,431
Japan Steel Works Ltd.	7,000	31,348
Japan Tobacco, Inc.	21,500	674,160
JFE Holdings, Inc.	9,625	180,999
JGC Corp.	4,000	138,963
JSR Corp.	3,600	66,618
JTEKT Corp.	4,000	59,323
JX Holdings, Inc.	43,900	211,051
Kajima Corp.	17,000	59,509
Kakaku.com, Inc.	2,800	45,446
Kamigumi Co., Ltd.	5,000	48,818
Kaneka Corp.	6,000	36,348
Kansai Electric Power Co., Inc.*	14,400	147,610
Kansai Paint Co., Ltd.	5,000	71,386
Kao Corp.	9,700	343,249
Kawasaki Heavy Industries Ltd.	27,000	99,269
KDDI Corp.	10,600	616,846
Keikyu Corp.	9,000	75,793
Keio Corp.	12,000	83,518
Keisei Electric Railway Co., Ltd.	5,000	43,317
Keyence Corp.	870	357,914
Kikkoman Corp.	3,000	56,515
Kinden Corp.	3,000	28,995
Kintetsu Corp.	35,900	127,569
Kirin Holdings Co., Ltd.	17,000	236,317
Kobe Steel Ltd.	53,000	70,699
Koito Manufacturing Co., Ltd.	2,158	36,459
Komatsu Ltd.	18,300	378,452
Konami Corp.	2,000	46,314
Konica Minolta, Inc.	9,500	88,479
Kubota Corp.	21,000	280,544
Kuraray Co., Ltd.	6,900	78,792
Kurita Water Industries Ltd.	2,300	49,826
Kyocera Corp.	6,400	288,114
Kyowa Hakko Kirin Co., Ltd.	4,910	52,267
Kyushu Electric Power Co., Inc.*	8,700	106,264
Lawson, Inc.	1,300	91,891
LIXIL Group Corp.	5,448	149,977
M3, Inc.	3,000	49,192
Mabuchi Motor Co., Ltd.	500	32,686
Makita Corp.	2,300	126,993
Marubeni Corp.	33,000	221,219
Marui Group Co., Ltd.	4,600	39,708
Maruichi Steel Tube Ltd.	1,000	25,821
Mazda Motor Corp.	53,000	234,701
McDonald's Holdings Co. (Japan), Ltd.	1,300	34,947
Medipal Holdings Corp.	2,700	41,223
MEIJI Holdings Co., Ltd.	1,200	75,606
Miraca Holdings, Inc.	1,107	48,411
Mitsubishi Chemical Holdings Corp. (a)	26,000	107,963
Mitsubishi Corp.	27,600	511,821
Mitsubishi Electric Corp.	38,000	426,669
Mitsubishi Estate Co., Ltd.	24,000	571,151
Mitsubishi Gas Chemical Co., Inc.	8,000	45,032
Mitsubishi Heavy Industries Ltd.	60,000	349,245
Mitsubishi Logistics Corp.	3,000	41,684
Mitsubishi Materials Corp.	22,000	62,873
Mitsubishi Motors Corp.	12,500	130,599
Mitsubishi Tanabe Pharma Corp.	4,500	62,832
Mitsubishi UFJ Financial Group, Inc.	248,000	1,360,446
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	57,212
Mitsui & Co., Ltd.	34,100	481,241
Mitsui Chemicals, Inc.	16,000	39,178
Mitsui Fudosan Co., Ltd. (a)	16,000	487,084
Mitsui O.S.K Lines Ltd.	22,000	85,585
Mizuho Financial Group, Inc. (a)	446,990	881,935
MS&AD Insurance Group Holdings, Inc.	9,900	226,379
Murata Manufacturing Co., Ltd.	4,000	376,434
Nabtesco Corp.	1,925	44,460
Namco Bandai Holdings, Inc.	3,650	86,202
NEC Corp.	46,900	143,821
Nexon Co., Ltd.	2,100	17,664
NGK Insulators Ltd.	5,000	103,977
NGK Spark Plug Co., Ltd.	3,000	67,282
NHK Spring Co., Ltd.	3,100	28,682
Nidec Corp.	4,000	242,869
Nikon Corp.	6,900	110,918
Nintendo Co., Ltd.	2,100	250,128
Nippon Building Fund, Inc. (REIT)	28	146,122
Nippon Electric Glass Co., Ltd.	8,000	41,110
Nippon Express Co., Ltd.	16,000	78,182
Nippon Meat Packers, Inc.	3,000	44,806
Nippon Paint Co., Ltd.	3,000	45,368
Nippon Prologis REIT, Inc. (REIT)	25	50,395
Nippon Steel & Sumitomo Metal	149,000	406,257
Nippon Telegraph & Telephone Corp.	7,338	398,855
Nippon Yusen Kabushiki Kaisha	31,000	90,538
Nishi-Nippon City Bank Ltd.	13,000	29,160
Nissan Motor Co., Ltd.	48,800	434,315
Nisshin Seifun Group, Inc.	4,400	48,297
Nissin Foods Holdings Co., Ltd.	1,200	54,060
Nitori Holdings Co., Ltd.	1,400	60,617
Nitto Denko Corp.	3,200	154,108
NKSJ Holdings, Inc.	6,000	153,920
NOK Corp.	1,800	29,363
Nomura Holdings, Inc.	69,500	445,063
Nomura Real Estate Holdings, Inc.	2,500	47,623
Nomura Research Institute Ltd.	2,100	66,196
NSK Ltd.	9,000	92,427
NTT Data Corp.	2,600	100,950
NTT DoCoMo, Inc.	30,000	472,487
NTT Urban Development Corp.	2,500	23,489
Obayashi Corp.	13,000	73,183
Odakyu Electric Railway Co., Ltd.	12,000	103,809
Oji Holdings Corp.	16,000	71,522
Olympus Corp.*	4,800	154,599
Omron Corp.	3,900	160,516
Ono Pharmaceutical Co., Ltd.	1,600	139,268
Oracle Corp.	800	36,179
Oriental Land Co., Ltd.	1,000	151,933
ORIX Corp.	25,200	353,938
Osaka Gas Co., Ltd.	36,000	136,197
Otsuka Corp.	300	39,155
Otsuka Holdings KK	7,022	209,644
Panasonic Corp.	43,414	495,279
Park24 Co., Ltd.	1,900	36,066
Rakuten, Inc.	14,700	195,770
Resona Holdings, Inc.	41,800	201,767
Ricoh Co., Ltd.	12,200	141,351
Rinnai Corp.	700	61,394
ROHM Co., Ltd.	1,800	80,174
Sankyo Co., Ltd.	1,100	46,237
Sanrio Co., Ltd.	899	30,260
Santen Pharmaceutical Co., Ltd.	1,500	66,437
SBI Holdings, Inc.	4,144	49,836
Secom Co., Ltd.	4,100	235,937
Sega Sammy Holdings, Inc.	3,800	84,938
Seiko Epson Corp.	2,300	71,984
Sekisui Chemical Co., Ltd.	8,000	83,012
Sekisui House Ltd.	11,000	136,292
Seven & I Holdings Co., Ltd.	14,800	564,489
Seven Bank Ltd.	12,100	47,394
Sharp Corp.*	29,000	88,062
Shikoku Electric Power Co., Inc.*	3,600	48,771
Shimadzu Corp.	5,000	44,390
Shimamura Co., Ltd.	400	34,566
Shimano, Inc.	1,500	150,599
Shimizu Corp.	12,000	62,060
Shin-Etsu Chemical Co., Ltd.	7,900	450,877
Shinsei Bank Ltd.	34,000	66,709
Shionogi & Co., Ltd.	5,700	105,447
Shiseido Co., Ltd.	6,800	119,471
Showa Denko KK	31,000	43,799
Showa Shell Sekiyu KK	3,800	33,914
SMC Corp.	1,000	263,126
Softbank Corp.	18,800	1,417,885
Sojitz Corp.	26,300	44,754
Sony Corp. (a)	20,100	383,170
Sony Financial Holdings, Inc.	3,500	57,239
Stanley Electric Co., Ltd.	2,900	64,218
Sumco Corp.	2,200	17,050
Sumitomo Chemical Co., Ltd.	30,000	110,492
Sumitomo Corp. (a)	20,900	265,618
Sumitomo Electric Industries Ltd.	14,700	218,394
Sumitomo Heavy Industries Ltd.	11,000	44,871
Sumitomo Metal Mining Co., Ltd.	10,000	125,335
Sumitomo Mitsui Financial Group, Inc.	24,791	1,056,753
Sumitomo Mitsui Trust Holdings, Inc.	65,100	293,557
Sumitomo Realty & Development Co., Ltd.	7,000	273,554
Sumitomo Rubber Industries Ltd.	3,400	43,428
Suntory Beverage & Food Ltd.	2,500	86,044
Suzuken Co., Ltd.	1,400	54,105
Suzuki Motor Corp.	7,000	182,354
Sysmex Corp.	2,800	89,837
T&D Holdings, Inc.	11,900	141,235
Taiheiyo Cement Corp.	24,000	86,364
Taisei Corp.	20,000	89,156
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,516
Taiyo Nippon Sanso Corp.	5,000	39,242
Takashimaya Co., Ltd.	5,000	46,833
Takeda Pharmaceutical Co., Ltd. (a)	15,400	729,054
TDK Corp.	2,500	104,208
Teijin Ltd.	20,000	49,515
Terumo Corp.	6,200	135,166
The Bank of Kyoto Ltd.	6,000	49,471
The Bank of Yokohama Ltd.	22,000	109,658
The Chiba Bank Ltd.	15,000	92,328
The Chugoku Bank Ltd.	3,000	39,964
The Gunma Bank Ltd.	8,000	43,517
The Hachijuni Bank Ltd.	8,258	46,853
The Hiroshima Bank Ltd.	10,000	41,939
The Iyo Bank Ltd.	5,000	47,721
The Joyo Bank Ltd.	12,000	59,741
The Shizuoka Bank Ltd.	11,000	107,212
The Suruga Bank Ltd.	4,000	70,305
THK Co., Ltd.	2,400	53,756
Tobu Railway Co., Ltd.	21,000	101,438
Toho Co., Ltd.	2,300	46,322
Toho Gas Co., Ltd.	8,000	43,526
Tohoku Electric Power Co., Inc.	9,400	96,690
Tokio Marine Holdings, Inc.	13,200	395,740
Tokyo Electric Power Co., Inc.*	29,500	119,287
Tokyo Electron Ltd.	3,300	202,605
Tokyo Gas Co., Ltd.	46,000	233,236
Tokyo Tatemono Co., Ltd.	8,000	68,455
Tokyu Corp.	23,000	141,349
Tokyu Fudosan Holdings Corp.	10,000	74,430
TonenGeneral Sekiyu KK	6,000	52,890
Toppan Printing Co., Ltd.	11,000	78,660
Toray Industries, Inc.	29,000	191,408
Toshiba Corp.	79,000	333,912
TOTO Ltd.	6,000	83,046
Toyo Seikan Kaisha Ltd.	3,300	53,495
Toyo Suisan Kaisha Ltd.	2,000	66,671
Toyoda Gosei Co., Ltd.	1,400	26,816
Toyota Boshoku Corp.	700	7,088
Toyota Industries Corp.	3,300	158,246
Toyota Motor Corp.	53,800	3,027,798
Toyota Tsusho Corp.	4,400	111,512
Trend Micro, Inc.	2,100	64,920
Tsumura & Co.	1,200	28,903
Ube Industries Ltd.	20,000	36,734
Unicharm Corp.	2,300	123,139
United Urban Investment Corp. (REIT)	47	68,998
USS Co., Ltd.	4,400	61,670
West Japan Railway Co.	3,300	134,526
Yahoo! Japan Corp.	27,700	135,530
Yakult Honsha Co., Ltd.	1,800	90,225
Yamada Denki Co., Ltd.	18,700	62,242
Yamaguchi Financial Group, Inc.	4,000	35,959
Yamaha Corp.	3,200	41,139
Yamaha Motor Co., Ltd.	5,800	92,240
Yamato Holdings Co., Ltd.	6,800	146,400
Yamato Kogyo Co., Ltd.	900	28,152
Yamazaki Baking Co., Ltd.	2,000	23,649
Yaskawa Electric Corp.	4,000	55,172
Yokogawa Electric Corp.	4,400	70,937
Yokohama Rubber Co., Ltd.	4,000	37,528

(Cost $36,369,329)		50,863,146
Luxembourg 0.4%
ArcelorMittal	19,617	317,801
Millicom International Cellular SA (SDR)	1,346	137,030
RTL Group SA	765	87,159
SES SA (FDR)	5,665	211,518
Tenaris SA	9,643	213,392

(Cost $808,909)		966,900
Macau 0.2%
Sands China Ltd.	47,619	356,934
Wynn Macau Ltd.	27,581	114,293

(Cost $104,996)		471,227
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	49,882
Netherlands 4.6%
Aegon NV	35,192	323,721
Akzo Nobel NV	4,754	389,517
ASML Holding NV	7,066	654,178
CNH Industrial NV*	18,654	214,940
Corio NV (REIT)	1,434	65,582
Delta Lloyd NV	3,689	102,385
Fugro NV (CVA)	1,353	83,297
Gemalto NV (a)	1,534	179,012
Heineken Holding NV	2,057	132,851
Heineken NV	4,572	318,593
ING Groep NV (CVA)*	74,836	1,063,614
Koninklijke (Royal) KPN NV*	62,504	221,177
Koninklijke Ahold NV	18,450	370,863
Koninklijke Boskalis Westminster NV	1,557	85,845
Koninklijke DSM NV	3,044	209,067
Koninklijke Philips NV	17,996	633,092
Koninklijke Vopak NV	1,312	73,311
OCI NV*	1,883	85,496
QIAGEN NV*	4,899	102,747
Randstad Holding NV	2,487	145,948
Reed Elsevier NV	13,677	295,967
Royal Dutch Shell PLC "A"	75,304	2,752,607
Royal Dutch Shell PLC "B"	48,579	1,895,230
TNT Express NV	8,076	79,545
Unilever NV (CVA)	31,886	1,311,068
Wolters Kluwer NV	6,194	174,947
Ziggo NV	2,907	129,199

(Cost $7,493,422)		12,093,799
New Zealand 0.1%
Auckland International Airport Ltd.	21,293	70,409
Contact Energy Ltd.	7,121	32,887
Fletcher Building Ltd.	12,926	106,975
Ryman Healthcare Ltd.	7,378	56,205
Telecom Corp. of New Zealand Ltd.	36,532	77,367

(Cost $134,979)		343,843
Norway 0.7%
Aker Solutions ASA	3,238	50,423
DnB ASA	19,361	336,930
Gjensidige Forsikring ASA	4,239	86,221
Norsk Hydro ASA	24,847	124,093
Orkla ASA	14,447	123,162
Statoil ASA	22,106	624,383
Telenor ASA	12,870	285,193
Yara International ASA	3,568	157,614

(Cost $551,870)		1,788,019
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	31,551	59,251
EDP - Energias de Portugal SA	38,593	179,461
Galp Energia, SGPS, SA	7,099	122,738
Jeronimo Martins, SGPS, SA	5,139	86,320
Portugal Telecom, SGPS, SA (Registered) (a)	9,956	42,403

(Cost $356,883)		490,173
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	41,200	73,997
CapitaCommercial Trust (REIT)	39,000	46,104
CapitaLand Ltd.	51,125	117,677
CapitaMall Trust (REIT)	49,870	74,899
CapitaMalls Asia Ltd.	26,360	37,486
City Developments Ltd.	8,000	64,369
ComfortDelGro Corp., Ltd.	40,000	63,190
DBS Group Holdings Ltd.	33,973	437,384
Genting Singapore PLC	124,995	132,934
Global Logistic Properties Ltd.	63,000	132,650
Golden Agri-Resources Ltd.	148,373	67,941
Hutchison Port Holdings Trust (Units)	95,000	61,837
Jardine Cycle & Carriage Ltd.	1,604	57,988
Keppel Corp., Ltd.	27,149	234,910
Keppel Land Ltd.	14,749	39,501
Olam International Ltd. (a)	29,898	52,870
Oversea-Chinese Banking Corp., Ltd.	51,514	391,011
Sembcorp Industries Ltd.	19,449	84,994
SembCorp Marine Ltd.	16,600	53,423
Singapore Airlines Ltd.	10,670	88,976
Singapore Exchange Ltd.	16,000	88,240
Singapore Press Holdings Ltd. (a)	32,758	109,344
Singapore Technologies Engineering Ltd.	27,000	82,116
Singapore Telecommunications Ltd.	152,301	442,846
StarHub Ltd.	12,000	40,113
United Overseas Bank Ltd.	24,822	428,160
UOL Group Ltd.	9,544	47,472
Wilmar International Ltd.	40,000	110,137
Yangzijiang Shipbuilding Holdings Ltd.	36,569	31,453

(Cost $2,001,327)		3,694,022
Spain 3.4%
Abertis Infraestructuras SA	7,889	180,322
ACS, Actividades de Construccion y Servicios SA	3,206	126,113
Amadeus IT Holding SA "A"	7,485	311,241
Banco Bilbao Vizcaya Argentaria SA	112,963	1,359,145
Banco de Sabadell SA (a)	67,350	208,305
Banco Popular Espanol SA	31,711	239,984
Banco Santander SA	227,227	2,169,844
Bankia SA*	82,113	173,631
CaixaBank SA	34,058	219,394
Distribuidora Internacional de Alimentacion SA	11,495	105,208
Enagas SA	3,963	120,614
Ferrovial SA	8,336	181,032
Gas Natural SDG SA	6,422	180,816
Grifols SA	2,223	122,045
Grifols SA "B"	606	24,985
Iberdrola SA	94,775	663,461
Inditex SA	4,312	648,114
Mapfre SA	23,281	98,297
Red Electrica Corporacion SA	2,064	167,929
Repsol SA	16,773	428,606
Telefonica SA	80,387	1,272,870
Zardoya Otis SA	3,150	53,744

(Cost $6,158,340)		9,055,700
Sweden 3.2%
Alfa Laval AB	6,380	173,189
Assa Abloy AB "B"	6,352	339,262
Atlas Copco AB "A"	13,199	381,979
Atlas Copco AB "B"	7,847	215,172
Boliden AB	5,212	79,203
Electrolux AB "B"	4,507	98,362
Elekta AB "B"	7,601	101,282
Getinge AB "B"	4,127	116,320
Hennes & Mauritz AB "B"	18,732	798,306
Hexagon AB "B"	4,830	164,450
Husqvarna AB "B"	8,521	59,524
Industrivarden AB "C"	2,351	45,614
Investor AB "B"	8,998	326,000
Kinnevik Investment AB "B"	4,423	163,494
Lundin Petroleum AB*	4,121	84,702
Nordea Bank AB	58,713	833,858
Sandvik AB	20,879	295,825
Scania AB "B"	6,519	191,747
Securitas AB "B"	6,200	71,970
Skandinaviska Enskilda Banken AB "A"	29,960	411,005
Skanska AB "B"	7,274	171,549
SKF AB "B"	7,706	197,529
Svenska Cellulosa AB "B"	11,501	338,623
Svenska Handelsbanken AB "A"	9,590	481,978
Swedbank AB "A"	17,504	469,423
Swedish Match AB	3,899	127,385
Tele2 AB "B"	6,281	77,881
Telefonaktiebolaget LM Ericsson "B"	59,955	798,789
TeliaSonera AB	47,148	355,870
Volvo AB "B"	29,243	464,047

(Cost $3,254,485)		8,434,338
Switzerland 9.7%
ABB Ltd. (Registered)*	42,768	1,107,343
Actelion Ltd. (Registered)*	2,080	197,226
Adecco SA (Registered)*	2,567	214,102
Aryzta AG*	1,674	148,003
Baloise Holding AG (Registered)	989	124,360
Barry Callebaut AG (Registered)*	43	57,999
Cie Financiere Richemont SA (Registered)	10,125	969,489
Coca-Cola HBC AG (CDI)	4,030	100,414
Credit Suisse Group AG (Registered)	29,592	958,244
Ems-Chemie Holding AG (Registered)	162	61,393
Geberit AG (Registered)	755	247,549
Givaudan SA (Registered)*	177	274,067
Glencore Xstrata PLC*	206,138	1,063,287
Holcim Ltd. (Registered)*	4,386	364,214
Julius Baer Group Ltd.*	4,112	182,776
Kuehne & Nagel International AG (Registered)	1,028	144,015
Lindt & Spruengli AG	17	84,269
Lindt & Spruengli AG (Registered)	2	117,751
Lonza Group AG (Registered)*	1,046	107,002
Nestle SA (Registered)	63,193	4,761,520
Novartis AG (Registered)	45,054	3,826,680
Pargesa Holding SA (Bearer)	514	44,500
Partners Group Holding AG	364	102,366
Roche Holding AG (Genusschein)	13,750	4,133,065
Schindler Holding AG	877	129,547
Schindler Holding AG (Registered)	451	66,265
SGS SA (Registered)	108	266,788
Sika AG (Bearer)	42	171,926
Sonova Holding AG (Registered)*	1,005	147,031
STMicroelectronics NV	13,087	121,196
Sulzer AG (Registered)	499	68,667
Swatch Group AG (Bearer)	611	384,014
Swatch Group AG (Registered)	814	94,485
Swiss Life Holding AG (Registered)*	652	160,246
Swiss Prime Site AG (Registered)*	1,125	95,693
Swiss Re AG.*	6,754	626,687
Swisscom AG (Registered)	447	274,490
Syngenta AG (Registered)	1,809	686,162
Transocean Ltd.	7,104	293,120
UBS AG (Registered)*	71,348	1,473,049
Wolseley PLC	5,201	296,574
Zurich Insurance Group AG*	2,902	891,789

(Cost $11,026,880)		25,639,363
United Kingdom 17.9%
3i Group PLC	20,138	133,731
Aberdeen Asset Management PLC	19,531	127,334
Admiral Group PLC	3,517	83,811
Aggreko PLC	5,473	137,218
AMEC PLC	5,632	105,448
Anglo American PLC	27,002	688,662
Antofagasta PLC	7,413	103,426
ARM Holdings PLC	27,489	463,536
ASOS PLC*	1,165	100,847
Associated British Foods PLC	7,010	325,070
AstraZeneca PLC	24,575	1,592,289
Aviva PLC	56,867	452,925
Babcock International Group PLC	6,873	154,505
BAE Systems PLC	62,320	432,942
Barclays PLC	298,659	1,164,957
BG Group PLC	66,474	1,239,761
BHP Billiton PLC	41,023	1,266,283
BP PLC	360,675	2,888,402
British American Tobacco PLC	37,019	2,060,997
British Land Co. PLC (REIT)	17,601	192,124
British Sky Broadcasting Group PLC	20,594	313,876
BT Group PLC	154,168	981,193
Bunzl PLC	6,333	168,811
Burberry Group PLC	8,587	200,138
Capita PLC	12,970	237,392
Carnival PLC	3,753	143,207
Centrica PLC	98,309	541,374
Cobham PLC	22,670	113,182
Compass Group PLC	34,508	527,422
Croda International PLC	2,796	119,058
Diageo PLC	49,089	1,523,566
Direct Line Insurance Group PLC	21,393	84,797
easyJet PLC	3,221	92,197
G4S PLC	31,567	127,317
GKN PLC	31,458	204,788
GlaxoSmithKline PLC	95,234	2,537,000
Hammerson PLC (REIT)	14,597	134,960
Hargreaves Lansdown PLC	4,336	105,465
HSBC Holdings PLC	367,098	3,716,919
ICAP PLC	10,901	68,722
IMI PLC	5,394	131,246
Imperial Tobacco Group PLC	18,676	755,261
Inmarsat PLC	9,347	113,293
InterContinental Hotels Group PLC	5,192	167,110
International Consolidated Airlines Group SA*	20,066	140,030
Intertek Group PLC	3,163	162,325
Intu Properties PLC (REIT)	13,984	65,839
Investec PLC	11,629	94,132
ITV PLC	75,714	242,156
J Sainsbury PLC	23,563	124,306
Johnson Matthey PLC	4,158	226,925
Kingfisher PLC	46,608	328,113
Land Securities Group PLC (REIT)	14,755	251,445
Legal & General Group PLC	113,318	387,259
Lloyds Banking Group PLC*	977,045	1,226,332
London Stock Exchange Group PLC	3,481	114,454
Marks & Spencer Group PLC	31,592	238,007
Meggitt PLC	16,372	131,246
Melrose Industries PLC	21,738	107,725
National Grid PLC	73,160	1,004,792
Next PLC	3,053	336,585
Old Mutual PLC	93,043	312,413
Pearson PLC	16,175	286,831
Persimmon PLC*	6,164	138,364
Petrofac Ltd.	4,927	118,469
Prudential PLC	49,965	1,058,468
Reckitt Benckiser Group PLC	12,679	1,033,311
Reed Elsevier PLC	23,591	360,767
Rexam PLC	16,171	131,415
Rio Tinto PLC	24,777	1,381,804
Rolls-Royce Holdings PLC*	36,667	657,745
Royal Bank of Scotland Group PLC*	43,615	226,567
Royal Mail PLC*	11,801	110,874
RSA Insurance Group PLC	73,113	109,144
SABMiller PLC	18,810	939,528
Schroders PLC	2,055	89,139
Segro PLC (REIT)	14,764	81,815
Serco Group PLC	10,366	72,747
Severn Trent PLC	4,860	147,681
Smith & Nephew PLC	16,911	256,219
Smiths Group PLC	7,203	152,922
SSE PLC	18,559	455,069
Standard Chartered PLC	47,171	986,545
Standard Life PLC	44,772	282,143
Subsea 7 SA	5,318	98,842
Tate & Lyle PLC	8,816	98,232
Tesco PLC	159,326	785,232
The Sage Group PLC	21,372	148,936
The Weir Group PLC	4,331	183,395
Travis Perkins PLC	4,971	156,705
Tui Travel PLC	9,021	65,926
Tullow Oil PLC	17,748	221,720
Unilever PLC	25,109	1,072,403
United Utilities Group PLC	13,836	181,970
Vodafone Group PLC	517,079	1,903,655
Whitbread PLC	3,522	244,326
William Hill PLC	17,520	99,675
WM Morrison Supermarkets PLC	43,204	153,562
WPP PLC	25,776	533,251

(Cost $30,417,711)		47,342,043

Total Common Stocks (Cost $150,958,045)		256,907,251
Preferred Stocks 0.6%
Germany
Bayerische Motoren Werke (BMW) AG	1,099	103,879
Fuchs Petrolub SE	725	72,722
Henkel AG & Co. KGaA	3,535	380,459
Porsche Automobil Holding SE	3,019	310,035
Volkswagen AG	2,854	739,457

Total Preferred Stocks (Cost $528,424)		1,606,552
Rights 0.0%
Hong Kong 0.0%
New World Development Co., Ltd., Expiration Date 4/17/2014* (Cost $0)	26,322	5,430
Spain 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 4/14/2014* (Cost $26,787)	115,912	27,147
United Kingdom 0.0%
Intu Properties PLC, Expiration Date 4/17/2014*	3,995	6,328
RSA Insurance Group PLC, Expiration Date 4/9/2014*	27,417	15,312
(Cost $0)		21,640

Total Rights (Cost $26,787)		54,217

Securities Lending Collateral 1.9%
Daily Assets Fund Institutional, 0.07% (e) (f) (Cost $5,101,360)	5,101,360	5,101,360

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,614,616) †	99.8	263,669,380
Notes Payable	(1.3)	(3,500,000)
Other Assets and Liabilities, Net	1.5	4,045,150

Net Assets	100.0	264,214,530

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $164,892,158.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $98,777,222.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $115,746,472 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,969,250.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $4,669,264, which is 1.8% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Euro Stoxx 50 Index	EUR	6/20/2014	53	2,263,478	(9,845)
FTSE 100 Index	GBP	6/20/2014	13	1,418,170	(9,342)
Hang Seng Index	HKD	4/29/2014	1	142,719	3,374
SPI 200 Index	AUD	6/19/2014	4	500,147	5,758
TOPIX Index	JPY	6/12/2014	10	1,165,528	10,032
Total net unrealized depreciation					(23)

At March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	184,389	AUD	204,000	6/18/2014	3,783	Morgan Stanley
EUR	314,254	USD	436,000	6/18/2014	3,119	Morgan Stanley
USD	310,000	EUR	225,451	6/18/2014	555	Citigroup, Inc.
USD	884,696	GBP	532,000	6/18/2014	1,702	Citigroup, Inc.
USD	200,000	GBP	121,343	6/18/2014	2,177	UBS AG
USD	10,047	HKD	78,000	6/18/2014	12	Citigroup, Inc.
USD	39,530	SGD	50,000	6/18/2014	220	Citigroup, Inc.
CHF	196,121	USD	225,000	6/18/2014	3,016	Morgan Stanley
USD	100,000	CHF	88,419	6/18/2014	79	Citigroup, Inc.
JPY	117,195,648	USD	1,140,000	6/18/2014	4,076	The Goldman Sachs & Co.
JPY	14,418,637	USD	142,000	6/18/2014	2,247	UBS AG
Total unrealized appreciation					20,986

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	325,830	CHF	284,000	6/18/2014	(4,377)	Morgan Stanley
CHF	478,720	USD	540,000	6/18/2014	(1,853)	The Goldman Sachs & Co.
USD	1,604,337	EUR	1,152,000	6/18/2014	(17,472)	The Goldman Sachs & Co.
USD	380,000	EUR	274,658	6/18/2014	(1,662)	UBS AG
EUR	1,455,045	USD	2,000,000	6/18/2014	(4,306)	Citigroup, Inc.
GBP	162,358	USD	270,000	6/18/2014	(514)	The Goldman Sachs & Co.
GBP	752,002	USD	1,250,000	6/18/2014	(2,958)	Morgan Stanley
USD	1,592,913	JPY	162,128,550	6/18/2014	(12,911)	Citigroup, Inc.
USD	131,601	SEK	837,000	6/18/2014	(2,441)	Citigroup, Inc.
AUD	478,345	USD	440,000	6/18/2014	(1,230)	Morgan Stanley
HKD	1,240,915	USD	160,000	6/18/2014	(30)	Citigroup, Inc.
SEK	1,366,055	USD	210,000	6/18/2014	(800)	Citigroup, Inc.
Total unrealized depreciation					(50,554)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At March 31, 2014 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	66,015,587	25.4%
Industrials	33,546,315	13.0%
Consumer Discretionary	30,406,913	11.8%
Consumer Staples	28,406,367	11.0%
Health Care	27,042,494	10.5%
Materials	21,052,718	8.1%
Energy	17,840,239	6.9%
Telecommunication Services	12,808,668	5.0%
Information Technology	11,691,897	4.5%
Utilities	9,756,822	3.8%
Total	258,568,020	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$20,268,203	$0	$20,268,203
Austria	—	753,581	—	753,581
Belgium	—	3,164,257	—	3,164,257
Bermuda	—	262,279	—	262,279
Channel Islands	—	277,212	—	277,212
Denmark	—	3,486,887	—	3,486,887
Finland	—	2,367,686	—	2,367,686
France	—	26,117,234	—	26,117,234
Germany	—	22,680,293	—	22,680,293
Hong Kong	—	6,734,833	—	6,734,833
Ireland	—	1,878,993	—	1,878,993
Israel	—	1,382,528	—	1,382,528
Italy	—	6,300,810	—	6,300,810
Japan	—	50,863,146	—	50,863,146
Luxembourg	—	966,900	—	966,900
Macau	—	471,227	—	471,227
Mexico	—	49,882	—	49,882
Netherlands	—	12,093,799	—	12,093,799
New Zealand	—	343,843	—	343,843
Norway	—	1,788,019	—	1,788,019
Portugal	—	490,173	—	490,173
Singapore	—	3,694,022	—	3,694,022
Spain	—	9,055,700	—	9,055,700
Sweden	—	8,434,338	—	8,434,338
Switzerland	—	25,639,363	—	25,639,363
United Kingdom	—	47,342,043	—	47,342,043
Preferred Stocks (g)	—	1,606,552	—	1,606,552
Rights(g)	5,430	48,787	—	54,217
Short-Term Investments (g)	5,101,360	—	—	5,101,360
Derivatives (h)
Futures Contracts	19,164	—	—	19,164
Forward Foreign Currency Exchange Contracts	—	20,986	—	20,986

Total	$5,125,954	$258,583,576	$0	$263,709,530

Liabilities
Derivatives (h)
Futures Contracts	$(19,187)	$—	$—	$(19,187)
Forward Foreign Currency Exchange Contracts	—	(50,554)	—	(50,554)

Total	$(19,187)	$(50,554)	$—	$(69,741)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(23)	$—
Foreign Exchange Contracts	$—	$(29,568)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014